Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 2,760	$ 2,732
Overnight deposits with Federal Home Loan Bank	6	20
Total cash and cash equivalents	2,766	2,752
Securities available for sale (Note 2)	50,358	50,764
Securities held to maturity (Note 2)	2,255	2,345
Loans - net (Note 3)	136,315	138,912
Loans - held for sale	175	79
Federal Home Loan Bank stock	3,266	3,266
Property and equipment (Note 4)	5,203	5,394
Foreclosed real estate	1,780	2,387
Accrued interest receivable	745	970
Intangible assets (Note 6)	40	158
Deferred tax asset (Note 9)	799	331
Originated mortgage servicing rights - net (Note 5)	860	1,016
Bank owned life insurance	4,610	4,475
Other assets	485	985
Total assets	209,657	213,834
Liabilities:
Non-interest bearing deposits	21,047	21,067
Interest-bearing deposits (Note 7)	138,982	137,283
Advances from Federal Home Loan Bank (Note 8)	24,813	26,358
REPO sweep accounts		3,183
Accrued expenses and other liabilities (Note 5)	1,290	1,508
Total liabilities	186,132	189,399
Stockholders' equity:
Common stock ($0.01 par value 20,000,000 shares authorized, 3,191,799 shares issued) - at December 31, 2013 and 2012, respectively	32	32
Additional paid-in capital	23,854	23,854
Retained earnings	2,763	2,766
Treasury stock at cost (307,750 shares) - at December 31, 2013 and 2012, respectively	(2,964)	(2,964)
Accumulated other comprehensive (loss) income	(160)	747
Total stockholders' equity	23,525	24,435
Total liabilities and stockholders' equity	$ 209,657	$ 213,834